Prospectus Supplement

John Hancock Funds II

Blue Chip Growth Fund (the fund)

Supplement dated October 1, 2021 to the current prospectus, as may be supplemented (the Prospectus)

Effective October 1, 2021, Larry J. Puglia no longer serves as a portfolio manager of the fund. Accordingly, all references to Mr. Puglia are removed from the prospectus.

Also, October 1, 2021, Paul Greene II is added as the portfolio manager of the fund. Mr. Greene is primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following replaces in its entirety the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Paul Greene II
Vice President
Managed the fund since 2021

The following information relating to Mr. Greene II is added to the portfolio manager information in “Fund details” under the heading “Who’s who – Subadvisor”:

Paul Greene II

•    Vice President

•    Portfolio Manager of the fund since 2021

•    Joined T. Rowe Price in 2006

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement

John Hancock Funds II

Blue Chip Growth Fund (the fund)

Supplement dated October 1, 2021 to the current Class NAV and Class 1 prospectuses (the Prospectuses), as may be supplemented

Effective October 1, 2021, Larry J. Puglia no longer serves as a portfolio manager of the fund. Accordingly, all references to Mr. Puglia are removed from the prospectuses.

Also, October 1, 2021, Paul Greene II is added as the portfolio manager of the fund. Mr. Greene is primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following replaces in its entirety the portfolio manager information in the “Fund summary” section of the prospectuses under the heading “Portfolio management”:

Paul Greene II
Vice President
Managed the fund since 2021

Additionally, Mr. Greene II is added to the portfolio manager information in the “Subadvisory arrangements and management biographies” section of the prospectuses under the heading “T. Rowe Price Associates, Inc. (“T. Rowe Price”).” Mr. Greene II is now listed as a Portfolio Manager for the Blue Chip Growth Fund and his biography is added as follows:

Paul Greene II

•         Vice President

•         Joined T. Rowe Price in 2006

•         Managed the fund since 2021

You should read this supplement in conjunction with the Prospectuses and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement

John Hancock Funds II

Blue Chip Growth Fund (the fund)

Supplement dated October 1, 2021 to the current statement of additional information, as may be supplemented (the SAI)

Effective October 1, 2021, Larry J. Puglia no longer serves as a portfolio manager of the fund. Accordingly, all references to Mr. Puglia are removed from the SAI.

Also, effective October 1, 2021, Paul Greene II is added as the portfolio manager of the fund. Mr. Greene II is primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following information regarding Mr. Greene supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, T. Rowe Price.

The following table provides information regarding other accounts for which Paul Greene II has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Paul Greene II’s investment in the Fund that he manages and similarly managed accounts.

The following table provides information as of August 31, 2021:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Paul Greene II	0	$0	0	$0	0	$0

There are no accounts that pay fees based upon performance.

Ownership of the Fund and Similarly Managed Accounts. The following table shows the dollar range of Fund shares and shares of similarly managed accounts beneficially owned by Paul Greene II as of August 31, 2021. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the Fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the Fund. Paul Greene II’s ownership of fund shares is stated in the footnote that follows the table.

Portfolio Manager	Dollar Range of Shares Owned
Paul Greene II	$500,001 - $1,000,000*

* As of August 31, 2021, Paul Greene II beneficially owned $0 of Blue Chip Growth Fund.

You should read this supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.